Summary of Significant Accounting Policies - Summary of Useful Lives of Finite Lived Intangible Assets Other Than Goodwill (Detail)	12 Months Ended
Dec. 31, 2020
Market-Related Intangibles [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	12 months
Market-Related Intangibles [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	18 months
Customer Relationships [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	7 years
Customer Relationships [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	19 years
Non-Compete Agreements [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	4 years
Non-Compete Agreements [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	5 years
Internally Developed Software [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	10 years
Trade Names [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	10 years
Permit Application Fees [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	1 year
Permit Application Fees [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	2 years